Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Tax Provision for Federal and State Income Taxes

The following table presents the current and deferred tax provision for federal and state income taxes for the years ended December 31, 2013 and 2012.

	Year Ended December 31,
	2013	2012
Current Tax Provision
Federal	$-	$-
State	2,400	2,400
Total	$2,400	$2,400

Deferred tax provision (benefit)
Federal	(6,937,891)	(6,646,663)
State	(614,642)	(796,294)
Valuation Allowance	7,552,533	7,442,957
Total		-
Total Provision for income taxes	$2,400	$2,400

Schedule of Effective Income Tax Rate Reconciliation

Reconciliations of the U.S. federal statutory rate to the actual tax rate for the years ended December 31, 2013 and 2012 are as follows:

	Year Ended December 31,
	2013	2012
US federal statutory income tax rate	30%	30%
State tax - net of benefit	4%	4%
	34%	34%

Permanent differences	-10%	-11%
Reserves and accruals	0%	-7%
Changes in deferred tax assets	-16%	4%
Increase in valuation allowance	-8%	-20%
Effective tax rate	0%	0%

Schedule of Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets for federal and state income taxes as of December 31, 2013 and 2012 consisted of the following:

	2013	2012
Deferred income tax assets
Net operating loss carryforwards	$7,552,533	$7,327,107
Reserves and accruals	-	115,850
Valuation allowance	$(7,552,533)	$(7,442,957)
	$-	$-